Non-current assets	12 Months Ended
Dec. 31, 2023
Aegon Ltd. [member]
Statement [LineItems]
Non-current assets	10 Non-current assets There were no other non-current assets in 2023 (2022 had deferred tax assets of EUR 109 million).